INVESTMENT IN LEASED VESSEL, NET (Details) - USD ($) $ in Thousands		12 Months Ended
	May 15, 2019	Dec. 31, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Sales-type lease, termination period		3 years
Sales-type lease, renewal term		5 years
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2020		$ 18,300
2021		18,250
2022		18,250
2023		18,250
2024 and thereafter		189,350
Total minimum lease receivable		262,400
Unguaranteed residual value		16,000
Gross investment in sales-type lease		278,400
Less: unearned interest income		(164,263)
Investment in leased vessel, net		114,137
Less: current portion of investment in leased vessel, net		(2,308)	$ 0
Non-current portion of investment in leased vessel, net		111,829
Leased Vessel
Lessor, Lease, Description [Line Items]
Gain (loss) on disposition	$ 4,200
Sales-type lease, interest income		$ 9,500